Restructuring and Other Costs (Notes)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring and related activities disclosure
Restructuring Expenses and Other Costs

Included in restructuring and discrete costs are costs related to restructuring (primarily severance payments associated with work force reductions), loss due to fire at our Leverkusen, Germany site, and services and other expenses associated with cost optimization programs and transformation savings activities.

In November 2015 and as expanded in March and May 2016, the Company announced a global restructuring program to reduce costs through global selling, general and administrative expenses reductions and productivity actions at the Company’s operating facilities. The Company expected the program cost, primarily severance related, to be approximately $15. Substantially all of these charges resulted in cash expenditures. These costs primarily relate to the Formulated and Basic Silicones operating segment and is included in Other current liabilities on the Consolidated Balance Sheet and Restructuring and discrete costs on the Consolidated Statement of Operations.

In January 2016, the Company announced plans to exit siloxane production at its Leverkusen, Germany site to help optimize its manufacturing footprint in order to improve its long-term profitability once fully implemented. The planned reduction was fully implemented in 2017 and is incremental to the Company’s global restructuring program. This restructuring resulted in an overall reduction of employment at the site. The Company recorded severance related costs of approximately $3, some of which was paid in late 2016 and the remaining paid in 2017. In addition, as a result of the siloxane capacity transformation programs, the Company recognized $17 and $6 of accelerated depreciation associated with asset retirement obligations during the years ended December 31, 2016, and 2017, respectively.

The following table sets forth the changes in the restructuring reserve related to severance. Included in this table are also other minor restructuring programs that were undertaken by the Company in different locations, none of which were individually material. These costs are primarily related to workforce reductions:

Total
Accrued liability at January 1, 2016	$14
Restructuring charges	4
Adjustments	(2)
Payments	(12)
Accrued liability at December 31, 2016	$4
Restructuring charges	5
Adjustments	—
Payments	(5)
Accrued liability at December 31, 2017	$4

For the years ended December 31, 2017, 2016 and 2015, the Company recognized other costs of $1, $40, and $17, respectively. These costs are primarily comprised of one-time payments for services and integration expenses, and are included in “Restructuring and discrete costs” in the Consolidated Statements of Operations. For the year ended December 31, 2016, these amounts also included contract termination costs of $13 due to siloxane capacity transformation programs at our Leverkusen, Germany facility and a loss of $10 due to fire damage at our Leverkusen, Germany facility. Costs in 2017 also included $3 related to a postponed offering of our securities and were offset by a gain related to an insurance reimbursement of $24 related to fire damage at our Leverkusen, Germany facility.